COMMITMENT AND CONTINGENCIES	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
COMMITMENT AND CONTINGENCIES

NOTE 15 – COMMITMENT AND CONTINGENCIES

Joint Venture Agreement – Music Reports, Inc.

On September 1, 2018, the Company entered into an initial joint venture (“JV”) agreement with Music Reports, Inc., (“MRI”). Music Reports (musicreports.com) will initially partner with VNUE to provide Performing Rights Organization (PRO) data to VNUE’s Soundstr MRT (music recognition technology) platform through its extensive Songdex database, and will eventually work with VNUE to integrate the automated direct licensing capability and royalty payment and distribution into the Soundstr platform. The initial term of the JV is for nine (6) months and requires the Company to Pay MRI fifty percent (50%) of net revenue every quarter. As of March 31, 2022, no net revenue was generated from the JV.

Artist Agreement

On October 27, 2015, the Company entered into an Artist Agreement with I Break Horses, a Swedish duo based in Stockholm. The Artist Agreement is effective October 27, 2015, and has a term lasting as long as I Break Horses artist recordings are available via the VNUE Service. Under the terms of the Artist Agreement, the Company shall handle rights clearing and distribution for I Break Horses recordings and receive 30% of the Net Income generated thereby. As of March 31, 2022, the Company had not earned any revenue under this agreement.

Litigation

In the matter of VNUE, Inc. v. Power Up Lending Group, Ltd. On October 6, 2021, the Company commenced an action against Power Up Lending Group, Ltd. “Power Up”) and Curt Kramer (“Kramer”) (Power Up and Kramer together, the “Power Up Parties”) in the United States District Court for the Eastern District of New York. The complaint alleges that: (1) Power Up is an unregistered dealer acting in violation of Section 15(a) of the Securities Exchange Act of 1934 (the “Act”) and, pursuant to Section 29(b) of the Act, the Company is entitled to recessionary relief from certain convertible promissory notes (“Notes”) and securities purchase agreements (“SPAs”) entered into by the Company and Power Up; (2) Kramer is liable to the Company as the control person of Power Up pursuant to Section 20(a) of the Act; and (3) Power Up is liable to the Company for unjust enrichment arising from the Notes and SPAs.

On December 10, 2021, the Power Up Parties filed their pre-motion conference request letter with the Court regarding their forthcoming motion to dismiss the Company’s complaint. On December 17, 2021, the Company filed its opposition thereto. On January 26, 2022, the Company filed its amended complaint, which asserted the same causes of action set forth in the initial complaint, and further alleged that that Power Up made material misstatements in connection with the purchase and sale of the Company’s securities in violation of Section 10(b) of the Act and, thus, the Company is entitled to recessionary relief from the Notes and SPAs pursuant to Section 29(b) of the Act.

On February 9, 2022, the Court ordered an initial conference. The initial conference is currently scheduled for May 16, 2022, at 12:00 p.m. (EST). As of the date hereof, the Company intends to litigate its claims for relief against the Power Up Parties.

Golock Capital, LLC and DBW Investments, LLC v. VNUE, Inc. On September 29, 2021, Golock Capital, LLC (“Golock”) and DBW Investments, LLC (“DBW”) (Golock and DBW together, the “Golock Plaintiffs”) commenced an action against the Company in the United States District Court for the Southern District of New York. The Golock Plaintiffs’ complaint alleges that the Company is in breach of certain convertible promissory notes and securities purchase agreements separately entered into with Golock and DBW, and seeks declaratory judgment, injunctive relief, and specific performance against the Company.

On December 2, 2021, the Golock Plaintiffs filed their amended complaint, which asserted the same causes of action set forth in the initial complaint, and an additional cause of action for unjust enrichment. On January 19, 2022, the Company filed its answer with affirmative defenses to the amended complaint. As to its affirmative defenses, the Company asserted that the Golock Plaintiffs claims are barred because: (1) the Golock Plaintiffs are unregistered dealers acting in violation of Section 15(a) of the Securities Exchange Act of 1934 (the “Act”), and, pursuant to Section 29(b) of the Act, that the Company is entitled to recessionary relief from the certain convertible promissory notes and securities purchase agreements at issue in the amended complaint; and (2) that the convertible promissory notes are, in fact, criminally usurious loans that impose interest onto the Company at a rate that violates New York Penal Law § 190.40 and, therefore, the subject convertible notes are void ab initio pursuant to New York’s usury laws.

On January 20, 2022, the Court ordered that the parties submit a joint letter in lieu of a pretrial conference on or before February 3, 2022. As of the date hereof, the Company intends to vigorously defend itself against the Golock Plaintiffs claims and has not recorded any liability for Golock’s claims.

NOTE 12 – COMMITMENT AND CONTINGENCIES

Joint Venture Agreement – Music Reports, Inc.

On September 1, 2018, the Company entered into an initial joint venture (“JV”) agreement with Music Reports, Inc., (“MRI”). Music Reports (musicreports.com) will initially partner with VNUE to provide Performing Rights Organization (PRO) data to VNUE’s Soundstr MRT (music recognition technology) platform through its extensive Songdex database, and will eventually work with VNUE to integrate automated direct licensing capability and royalty payment and distribution into the Soundstr platform. The initial term of the JV is for nine (6) months and requires the Company to Pay MRI fifty percent (50%) of net revenue every quarter. As of December 31, 2020, no net revenue was generated from the JV.

Artist Agreement

On October 27, 2015, the Company entered into an Artist Agreement with I Break Horses, a Swedish duo based in Stockholm. The Artist Agreement is effective October 27, 2015, and has a term lasting as long as I Break Horses artist recordings are available via the VNUE Service. Under the terms of the Artist Agreement, the Company shall handle rights clearing and distribution for I Break Horses recordings and receive 30% of the Net Income generated thereby. As of December 31, 2020, the Company had not earned any revenue under this agreement.

Litigation

In the matter of VNUE, Inc. v. Power Up Lending Group, Ltd. On October 6, 2021, the Company commenced an action against Power Up Lending Group, Ltd. “Power Up”) and Curt Kramer (“Kramer”) (Power Up and Kramer together, the “Power Up Parties”) in the United States District Court for the Eastern District of New York. The complaint alleges that: (1) Power Up is an unregistered dealer acting in violation of Section 15(a) of the Securities Exchange Act of 1934 (the “Act”) and, pursuant to Section 29(b) of the Act, the Company is entitled to recessionary relief from certain convertible promissory notes (“Notes”) and securities purchase agreements (“SPAs”) entered into by the Company and Power Up; (2) Kramer is liable to the Company as the control person of Power Up pursuant to Section 20(a) of the Act; and (3) Power Up is liable to the Company for unjust enrichment arising from the Notes and SPAs.

On December 10, 2021, the Power Up Parties filed their pre-motion conference request letter with the Court regarding their forthcoming motion to dismiss the Company’s complaint. On December 17, 2021, the Company filed its opposition thereto. On January 26, 2022, the Company filed its amended complaint, which asserted the same causes of action set forth in the initial complaint, and further alleged that that Power Up made material misstatements in connection with the purchase and sale of the Company’s securities in violation of Section 10(b) of the Act and, thus, the Company is entitled to recessionary relief from the Notes and SPAs pursuant to Section 29(b) of the Act.

On February 9, 2022, the Court ordered an initial conference. The initial conference is currently scheduled for May 16, 2022, at 12:00 p.m. (EST). As of the date hereof, the Company intends to litigate its claims for relief against the Power Up Parties.

Golock Capital, LLC and DBW Investments, LLC v. VNUE, Inc. On September 29, 2021, Golock Capital, LLC (“Golock”) and DBW Investments, LLC (“DBW”) (Golock and DBW together, the “Golock Plaintiffs”) commenced an action against the Company in the United States District Court for the Southern District of New York. The Golock Plaintiffs’ complaint alleges that the Company is in breach of certain convertible promissory notes and securities purchase agreements separately entered into with Golock and DBW, and seeks declaratory judgment, injunctive relief, and specific performance against the Company.

On December 2, 2021, the Golock Plaintiffs filed their amended complaint, which asserted the same causes of action set forth in the initial complaint, and an additional cause of action for unjust enrichment. On January 19, 2022, the Company filed its answer with affirmative defenses to the amended complaint. As to its affirmative defenses, the Company asserted that the Golock Plaintiffs claims are barred because: (1) the Golock Plaintiffs are unregistered dealers acting in violation of Section 15(a) of the Securities Exchange Act of 1934 (the “Act”), and, pursuant to Section 29(b) of the Act, that the Company is entitled to recessionary relief from the certain convertible promissory notes and securities purchase agreements at issue in the amended complaint; and (2) that the convertible promissory notes are, in fact, criminally usurious loans that impose interest onto the Company at a rate that violates New York Penal Law § 190.40 and, therefore, the subject convertible notes are void ab initio pursuant to New York’s usury laws.

On January 20, 2022, the Court ordered that the parties submit a joint letter in lieu of a pretrial conference on or before February 3, 2022. As of the date hereof, the Company intends to vigorously defend itself against the Golock Plaintiffs claims and has not recorded any liability for Golock’s claims.

Stage It Corp [Member]
COMMITMENT AND CONTINGENCIES		NOTE 8 – COMMITMENT AND CONTINGENCIES The Company had no commitments or contingencies as of September 30, 2021 and December 31, 2020, respectively		NOTE 8 – COMMITMENT AND CONTINGENCIES The Company had no commitments or contingencies as of December 31, 2020 and 2019, respectively